Shareholder Fees - FidelityCapitalAppreciationFund-RetailPRO	Dec. 30, 2023 USD ($)
FidelityCapitalAppreciationFund-RetailPRO | Fidelity Capital Appreciation Fund
Shareholder Fees:
(fees paid directly from your investment)	none